Share-based compensation expense	6 Months Ended
Jun. 30, 2022
Share-based compensation expense
Share-based compensation expense

Note 12 - Share-based compensation expense

Share-based compensation expenses comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Stock options and restricted share units	$1.4	$1.6	$3.0	$3.0
Deferred share units	(1.4)	3.4	1.3	4.0
	$—	$5.0	$4.3	$7.0

Share-based compensation expenses include the amortization expense of equity-settled stock options and restricted share units (“RSUs”), as well as the gain or loss on the mark-to-market of the value of the deferred share units granted to the directors of the Company.